SUBSEQUENT EVENTS (Details Narrative) - USD ($)					2 Months Ended	8 Months Ended	9 Months Ended
	Jul. 10, 2018	Jun. 13, 2018	Nov. 14, 2017	Nov. 02, 2017	Jan. 04, 2017	Oct. 31, 2017	Oct. 31, 2016	Jul. 31, 2018
Agreement leases value	$ 154					$ 5,000
Interest rate of loan	7.00%
Number of shares sold						60,000
Share price (in dollars per share)						$ 0.50
Cash received from sale of common stock						$ 30,000
Wells Fargo Bank [Member]
Line of credit			$ 40,000					$ 33,707
Wells Fargo Bank [Member] | Prime Rate [Member]
Line of credit, interest rate description			Prime rate plus 8.5% plus.
Unrelated Third Party [Member] | Secured Note Payable [Member]
Loan face amount		$ 100,000
Description of loan collateral		Loan was collateralized by 200,000 units.
Periodic payment of loan		$ 1,435
Interest rate of loan		12.00%
Investor [Member]
Number of shares sold							475,000
Share price (in dollars per share)							$ 0.50
Cash received from sale of common stock							$ 237,500
Subsequent Event [Member] | Wells Fargo Bank [Member]
Annual fee			$ 175
Subsequent Event [Member] | Unrelated Third Party [Member] | Secured Note Payable [Member]
Description of loan collateral		Loan was collateralized by 200,000 units of Bare Metal equity consisting of one share of common stock and the right to acquire, within twenty-four months, one additional share of common stock at a cost of $2.00 per warrant.
Periodic payment of loan		$ 1,435
Frequency of periodic payment		Per month
Date of first required payment		Jul. 10, 2018
Description of maturity date for loan		 A maturity date of the earlier of May 31, 2018 or a change of control.
Subsequent Event [Member] | Mr. Michael Taylor [Member]
Loan face amount	$ 5,000
Periodic payment of loan	$ 154
Frequency of periodic payment	Per month
Date of first required payment	Jul. 20, 2018
Description of maturity date for loan	 A maturity date of the earlier of June 10, 2018 or a change of control.
Interest rate of loan	7.00%
Subsequent Event [Member] | Investor [Member]
Number of shares sold					40,000
Share price (in dollars per share)					$ 0.50
Cash received from sale of common stock					$ 20,000
Subsequent Event [Member] | Intellectual Property License Agreement [Member] | Taylor Brothers Holdings, Inc. [Member]
Agreement term				99 years
Agreement leases value				$ 2,000